Share Capital - Additional Information (Detail) $ / shares in Units, $ / shares in Units, $ in Millions, $ in Millions				3 Months Ended	12 Months Ended
	Nov. 05, 2024 USD ($)	Sep. 06, 2024 CAD ($) shares	Sep. 06, 2024 $ / shares shares	Jan. 31, 2025 CAD ($) $ / shares shares	Oct. 31, 2023	Oct. 31, 2024	Nov. 01, 2023
Disclosure of objectives, policies and processes for managing capital [line items]
Reduction of issued capital				$ 63
Regulatory capital requirements, domestic Stability Buffer							3.00%
Minimum leverage ratio				3.50%
Domestic systemically important bank buffer				0.50%
Minimum TLAC ratio				31.40%		30.30%
Minimum TLAC leverage ratio				8.90%		8.70%
Higher Buffer Rate [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Regulatory capital requirements, domestic Stability Buffer				3.50%
Basel III requirement [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Canada Domestic systemically important bank CET1 surcharge					1.00%
Minimum TLAC ratio				21.50%
Minimum TLAC leverage ratio				7.25%
Bottom of range [member] | Basel III requirement [member]
Disclosure of objectives, policies and processes for managing capital [line items]
CET1 ratio				11.50%
Tier 1 capital ratio				13.00%
Total capital ratio				15.00%
Minimum TLAC ratio				3.50%
Floating interest rate [member] | Six Point Nine Fifty Percent Limited Recourse Capital Notes Series Five [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Borrowings, interest rate basis	Starting on January 28, 2030, and every five years thereafter until January 28, 2080, the interest rate will be reset to the then current five-year U.S. Treasury Rate plus 2.833% per annum.
Borrowings, interest rate adjustment	2.833%
Ordinary shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Purchase of common shares for cancellation, Number of shares | shares				3,500,000
Reduction of issued capital				$ 63
Non Cumulative Rate Reset Series Forty One Class Preferred Shares [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Number Of Shares Redeemed | shares				12,000,000
Redemption price per share | $ / shares				$ 0.25
Reduction of issued capital				$ 300
Normal Course Issuer Bid [Member] | XTSE [Member] | Ordinary shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Purchase of common shares for cancellation, Number of shares | shares		3,500,000
Threshold Date On Or Before Which Share Repurchase Shall Be Completed		Sep. 09, 2025
Shares Repurchased And Cancelled Average Price Per Share | $ / shares			$ 91.59
Share Repurchase Eligible Subject To Purchase Of Common Shares Threshold Minimum | shares		20	20
Reduction of issued capital		$ 320
January 28, 2030 [member] | Six Point Nine Fifty Percent Limited Recourse Capital Notes Series Five [Member] | Limited Recourse Capital Notes Series [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Borrowings maturity	January 28, 2085
Borrowings, interest rate	6.95%
Notional amount	$ 500